Retirement and Severance Benefits (Reconciliation of Balances of Level Three Assets) (Details) (Level 3 [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Beginning balance	¥ 15,112	¥ 6,265
Effect of changes in consolidated subsidiaries		5,822
Realized gains (losses)	2,167	831
Unrealized gains (losses) relating to assets held	2,706	2,416
Purchases, sales, issuances and settlements, net	2,575	56
Transfers out of Level 3	(1,546)	(278)
Ending balance	21,014	15,112
Collateralized Loan Obligation [Member]
Beginning balance	8,715	630
Effect of changes in consolidated subsidiaries		5,822
Realized gains (losses)	2,167	804
Unrealized gains (losses) relating to assets held	3,036	2,393
Purchases, sales, issuances and settlements, net	912	(656)
Transfers out of Level 3	(1,546)	(278)
Ending balance	13,284	8,715
Private Equity [Member]
Beginning balance	6,397	5,635
Realized gains (losses)		27
Unrealized gains (losses) relating to assets held	(330)	23
Purchases, sales, issuances and settlements, net	1,663	712
Ending balance	¥ 7,730	¥ 6,397